Vessels, Net - Summary of Accompanying Consolidated Balance Sheets of Vessels, Net (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Beginning Balance, Vessel cost	$ 94,990,150
Ending Balance, Vessel cost	94,990,150
Beginning Balance, Accumulated Depreciation	(10,840,345)
Depreciation for the period	(3,250,941)	$ (2,926,709)
Ending Balance, Accumulated Depreciation	(14,091,286)
Beginning Balance, Net Book Value	84,149,805
Depreciation for the period	(3,250,941)
Ending Balance, Net Book Value	$ 80,898,864